Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest income
Trading assets	$ 1,440		$ 1,098		$ 918
Securities available for sale	8,475		9,666		11,319
Mortgages held for sale	1,644		1,736		1,930
Loans held for sale	58		101		183
Loans	37,247		39,760		41,589
Other interest income	548		435		335
Total interest income	49,412		52,796		56,274
Interest expense
Deposits	2,275		2,832		3,774
Short-term borrowings	80		92		222
Long-term debt	3,978		4,888		5,782
Other interest expense	316		227		172
Total interest expense	6,649		8,039		9,950
Net interest income	42,763		44,757		46,324
Provision for credit losses	7,899		15,753		21,668
Net interest income after provision for credit losses	34,864		29,004		24,656
Noninterest income
Service charges on deposit accounts	4,280		4,916		5,741
Trust and investment fees	11,304		10,934		9,735
Card fees	3,653		3,652		3,683
Other fees	4,193		3,990		3,804
Mortgage banking	7,832		9,737		12,028
Insurance	1,960		2,126		2,126
Net gains (losses) from trading activities	1,014		1,648		2,674
Net gains (losses) on debt securities available for sale	54	[1]	(324)	[1]	(127)	[1]
Net gains from equity investments	1,482	[2]	779	[2]	185	[2]
Operating leases	524		815		685
Other	1,889		2,180		1,828
Total noninterest income	38,185		40,453		42,362
Noninterest expense
Salaries	14,462		13,869		13,757
Commission and incentive compensation	8,857		8,692		8,021
Employee benefits	4,348		4,651		4,689
Equipment	2,283		2,636		2,506
Net occupancy	3,011		3,030		3,127
Core deposit and other intangibles	1,880		2,199		2,577
FDIC and other deposit assessments	1,266		1,197		1,849
Other	13,286		14,182		12,494
Total noninterest expense	49,393		50,456		49,020
Income before income tax expense	23,656		19,001		17,998
Income tax expense	7,445		6,338		5,331
Net income before noncontrolling interests	16,211		12,663		12,667
Less: Net income from noncontrolling interests	342		301		392
Wells Fargo net income	15,869		12,362		12,275
Less: Preferred stock dividends and other	844		730		4,285
Wells Fargo net income applicable to common stock	$ 15,025		$ 11,632		$ 7,990
Per share information
Earnings per common share	$ 2.85		$ 2.23		$ 1.76
Diluted earnings per common share	$ 2.82		$ 2.21		$ 1.75
Dividends declared per common share	$ 0.48		$ 0.20		$ 0.49
Average common shares outstanding	5,278.1		5,226.8		4,545.2
Diluted average common shares outstanding	5,323.4		5,263.1		4,562.7

[1]	Total other-than-temporary impairment (OTTI) losses (gains) were $349 million, $500 million and $2,352 million for the year ended December 31, 2011, 2010 and 2009, respectively. Of total OTTI, $423 million, $672 million and $1,012 million were recognized in earnings, and $(74) million, $(172) million and $1,340 million were recognized as non-credit related OTTI in other comprehensive income for the year ended December 31, 2011, 2010 and 2009, respectively.
[2]	Includes OTTI losses of $288 million, $268 million and $655 million for the year ended December 31, 2011, 2010 and 2009, respectively.